T. ROWE PRICE Health Sciences Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.0%
BIOTECHNOLOGY  39.8%
International-Biotechnology  0.1%
Ideaya Biosciences (1) 259,143 8,635
8,635
Major Biotechnology  8.1%
Amgen  303,722 106,864
Celldex Therapeutics (1) 422,316 13,396
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 —
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 —
Gilead Sciences  2,034,836 283,595
Royalty Pharma, Class A  1,241,743 59,566
United Therapeutics (1) 255,863 151,722
Vertex Pharmaceuticals (1) 591,295 264,037
879,180
Other Biotechnology  31.6%
Abivax, ADR (1) 427,254 47,575
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $13 (1)
(2)(3) 12,445 11
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 —
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 —
Agios Pharmaceuticals (1) 70,221 2,376
Aktis Oncology (1) 333,745 5,971
Aktis Oncology, Lockup Shares, Acquisition Date: 9/20/24,
Cost $11,032 (1)(3) 724,914 12,969
Allogene Therapeutics (1) 3,830,998 9,348
Alnylam Pharmaceuticals (1) 538,254 178,092
Annexon (1) 176,618 978
Apogee Therapeutics (1) 555,098 46,723
Argenx, ADR (1) 449,830 328,488
Ascendis Pharma, ADR (1) 699,373 159,968
Atrium Therapeutics (1) 666,325 8,909
Aura Biosciences (1) 221,135 1,479
Axsome Therapeutics (1) 157,710 26,656
Beam Therapeutics (1) 1,184,792 28,234
BeOne Medicines, ADR (1) 49,225 14,618
BeOne Medicines, Class H (HKD) (1) 5,757,796 129,161
Bicara Therapeutics (1) 642,514 12,780

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bicycle Therapeutics, ADR (1) 739,251 3,430
Biohaven (1) 1,228,554 10,394
BridgeBio Oncology Therapeutics (1) 333,485 2,985
Bridgebio Pharma (1) 864,149 64,172
Cabaletta, Warrants, 9/20/26, Acquisition Date: 6/11/25,
Cost $— (1)(3) 1,694,355 322
Cabaletta Bio (1) 371,687 1,000
CG oncology (1) 1,186,673 80,314
Climb Bio (1) 1,468,417 10,059
Crescent Biopharma (1) 221,065 4,061
Crinetics Pharmaceuticals (1) 1,152,256 41,850
Cytokinetics (1) 633,400 41,747
Denali Therapeutics (1) 468,129 8,988
Disc Medicine (1) 186,605 11,931
Eikon Therapeutics (1) 349,098 3,693
Eikon Therapeutics, Lockup Shares, Acquisition Date: 12/3/21 -
2/14/25, Cost $27,689 (1)(3) 371,442 3,930
Entrada Therapeutics (1) 329,233 4,155
Evommune PIPE, Acquisition Date: 2/13/26, Cost $3,496 (1)(3) 125,397 2,739
Generate Biomedicines (1) 291,644 3,645
Generate Biomedicines, Lockup Shares, Acquisition Date:
9/2/21 - 5/9/23, Cost $26,508 (1)(3) 1,472,673 18,408
Generation Bio (1)(2) 102,601 —
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Immunocore Holdings, ADR (1) 715,068 21,559
Immunome (1) 1,764,714 38,594
Incyte (1) 405,040 38,122
Insmed (1) 722,295 118,110
Ionis Pharmaceuticals (1) 882,823 66,291
Iovance Biotherapeutics (1) 2,047,047 7,185
Krystal Biotech (1) 281,651 72,756
Kymera Therapeutics (1) 1,065,867 88,776
Kyverna Therapeutics (1) 1,142,161 9,857

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MBX Biosciences (1) 757,109 22,600
MediWound (1) 62,181 1,002
Mirum Pharma Escrow Expense Fund, EC, Acquisition Date:
2/4/26, Cost $48 (1)(2)(3) 48,097 46
Mirum Pharma Escrow Indemnity, EC, Acquisition Date: 2/4/26,
Cost $1,193 (1)(2)(3) 1,192,808 1,133
Mirum Pharma Escrow Working Capital, EC, Acquisition Date:
2/4/26, Cost $48 (1)(2)(3) 48,097 46
Mirum Pharma Indemnity Holdback, Acquisition Date: 2/4/26,
Cost $1,789 (1)(3) 25,126 2,205
Mirum Pharma Milestone $500 Million, Acquisition Date: 2/4/26,
Cost $— (1)(2)(3) 3,428,195 —
Mirum Pharma Milestone $750 Million, Acquisition Date: 2/4/26,
Cost $— (1)(2)(3) 5,713,658 —
Mirum Pharma, Lockup Shares 6 Month, Acquisition Date:
2/4/26, Cost $8,003 (1)(3) 112,393 9,864
Mirum Pharma, Lockup Shares 9 Month, Acquisition Date:
2/4/26, Cost $8,003 (1)(3) 112,393 9,864
Moderna (1) 194,190 9,865
Monte Rosa Therapeutics (1) 1,998,210 32,870
MoonLake Immunotherapeutics (1) 1,001,029 18,659
Natera (1) 561,746 112,344
Nuvalent, Class A (1) 480,891 49,267
Odyssey Therapeutics, Warrants, 6/16/32, Acquisition Date:
6/16/25, Cost $— (1)(2)(3) 133,346 —
ORIC Pharmaceuticals (1) 1,740,383 22,051
Oruka Therapeutics (1) 519,918 25,502
Pharvaris (1) 331,529 9,366
Praxis Precision Medicines (1) 189,301 60,991
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $705 (1)(2)(3) 704,486 669
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $2 (1)(2)(3) 2,348 —
Protagonist Therapeutics (1) 1,162,259 122,502
Rapport Therapeutics (1) 636,405 19,913
Regeneron Pharmaceuticals  380,026 293,623
Relay Therapeutics (1) 1,299,962 12,935
Repligen (1) 108,730 12,811
Replimune Group (1) 1,427,764 10,922
Revolution Medicines (1) 1,519,722 147,793
Revolution Medicines, Warrants, 11/14/28 (1) 198,505 345
Rhythm Pharmaceuticals (1) 241,658 21,017
Ring Therapeutics, Acquisition Date: 4/12/21 - 10/7/22,
Cost $13,418 (1)(2)(3) 291,704 1,342
Rocket Pharmaceuticals (1) 464,628 1,663

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Roivant Sciences (1) 4,562,773 126,389
Scholar Rock Holding (1) 1,521,080 74,776
Sensorion (EUR) (1) 17,215,766 8,174
Sionna Therapeutics (1) 574,043 23,013
Spyre Therapeutics (1) 897,045 45,247
Structure Therapeutics, ADR (1) 1,318,007 63,528
Summit Therapeutics (1) 6,177,431 117,124
Tarsus Pharmaceuticals (1) 175,856 12,336
Tenax Therapeutics (1)(4) 2,543,505 40,671
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (1)(2)(3) 44,917 327
Vaxcyte (1) 278,645 16,192
Vera Therapeutics (1) 1,315,706 52,931
Viridian Therapeutics (1) 343,846 6,726
WaVe Life Sciences (1) 2,253,333 16,337
Xencor (1) 378,576 4,566
Zai Lab, ADR (1) 213,174 4,010
3,438,966
Total Biotechnology 4,326,781
CONSUMER NONDURABLES  3.2%
Pharmaceuticals  3.2%
AstraZeneca  1,751,235 345,379
Total Consumer Nondurables 345,379
LIFE SCIENCES  6.4%
Life Sciences  6.4%
Charles River Laboratories International (1) 79,633 13,737
Chromacode, Acquisition Date: 2/28/22, Cost $4,393 (1)(2)(3) 626 3
Danaher  1,175,471 222,869
Ginkgo Bioworks Holdings (1) 23,550 144
Revvity  214,677 18,808
SomaLogic, Warrants, 8/31/26 (1) 90,179 —
Thermo Fisher Scientific  900,979 442,858
Total Life Sciences 698,419
PHARMACEUTICALS  19.9%
Major Pharmaceuticals  19.6%
AbbVie  1,423,341 309,562
Chugai Pharmaceutical (JPY)  1,237,800 68,263
Eli Lilly  1,200,478 1,104,164
Johnson & Johnson  1,088,355 266,038
Merck  3,116,392 374,871

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Novo Nordisk, ADR  446,869 16,422
2,139,320
Specialty Pharmaceuticals  0.3%
Blue Marlin Therapeutics, Acquisition Date: 12/18/25,
Cost $— (1)(2)(3) 1,803 —
Madrigal Pharmaceuticals (1) 70,723 37,022
37,022
Total Pharmaceuticals 2,176,342
PRODUCTS & DEVICES  9.4%
Capital Equipment  0.1%
PROCEPT BioRobotics (1) 289,633 7,244
7,244
Implants  8.5%
Boston Scientific (1) 1,267,771 79,553
Edwards Lifesciences (1) 562,277 45,027
Intuitive Surgical (1) 863,221 397,936
Sonova Holding (CHF)  105,533 24,063
Stryker  1,147,522 377,064
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 1,266
924,909
Other Products & Devices  0.8%
Celcuity (1) 540,300 61,670
IDEXX Laboratories (1) 1,232 692
Kestra Medical Technologies (1) 744,410 14,836
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,623 (1)
(2)(3) 8,397,988 2,604
Saluda Medical, CDI (AUD) (1) 3,958,452 2,275
Saluda Medical, Warrants, 3/14/35, Acquisition Date: 1/20/22,
Cost $0 (1)(2)(3) 2 —
Saluda Medical, Lockup Shares, CDI, Acquisition Date: 1/20/22
- 11/4/25, Cost $14,874 (AUD) (1)(3) 3,715,230 2,102
84,179
Total Products & Devices 1,016,332
SERVICES  11.5%
Distribution  2.2%
Cardinal Health  348,232 73,585
Cencora  179,717 56,456
CVS Health  1,310,339 94,109
McKesson  24,522 21,220
245,370

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Information  0.0%
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 2
2
Other Services  1.3%
Caris Life Sciences (1) 2,029,167 36,281
Guardant Health (1) 1,055,988 97,542
Perceptive Capital Solutions SPAC/Freenome Holdings
PIPE (1)(5) 438,178 4,326
PrognomIQ, Class A, Acquisition Date: 11/15/19 - 4/22/25,
Cost $14,562 (1)(2)(3) 606,647 91
138,240
Payors  5.0%
Alignment Healthcare (1) 1,475,585 26,000
Centene (1) 529,331 17,330
Cigna Group  300,304 80,106
Elevance Health  244,278 71,512
Molina Healthcare (1) 85,655 11,418
UnitedHealth Group  1,242,865 336,307
542,673
Providers  3.0%
BrightSpring Health Services (1) 2,514,077 107,125
Encompass Health  151,360 14,641
HCA Healthcare  206,215 97,589
Tenet Healthcare (1) 580,102 109,471
328,826
Total Services 1,255,111
Total Miscellaneous Common Stocks  4.8% (6) 526,184
Total Common Stocks (Cost $5,344,481) 10,344,548
CONVERTIBLE BONDS  0.2%
BIOTECHNOLOGY  0.2%
Other Biotechnology  0.2%
Delfi Diagnostics, 0.00%, 1/29/27, Acquisition Date: 12/1/25,
Cost $1,732 (1)(2)(3) 1,732,158 1,732
Immunocore Holdings, 2.50%, 2/1/30  15,469,000 13,946
Kartos Therapeutics, 0.00%, 3/4/27, Acquisition Date: 3/4/26,
Cost $741 (1)(2)(3) 741,016 741
Total Biotechnology 16,419

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRODUCTS & DEVICES  0.0%
Capital Equipment  0.0%
RefleXion Medical, 0.00%, 7/24/26, Acquisition Date: 7/28/25,
Cost $239 (1)(2)(3) 239,698 657
RefleXion Medical, 15.00%, 7/11/26, Acquisition Date: 8/13/25,
Cost $240 (2)(3) 239,698 652
RefleXion Medical, 15.00%, 7/11/26, Acquisition Date: 8/27/25,
Cost $240 (2)(3) 239,698 647
Total Products & Devices 1,956
Total Convertible Bonds (Cost $18,661) 18,375
CONVERTIBLE PREFERRED STOCKS  3.8%
BIOTECHNOLOGY  2.1%
Other Biotechnology  2.1%
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 2,834
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $13,459 (1)(2)(3) 724,394 13,459
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,718
Avalyn Pharma, Series D, Acquisition Date: 4/25/25,
Cost $1,327 (1)(2)(3) 1,666,360 1,327
Chroma Medicine, Series I, Acquisition Date: 10/12/21 -
12/4/24, Cost $17,211 (1)(2)(3) 7,683,800 7,684
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 13,399
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 7,246
Endeavor Bio, Series B, Acquisition Date: 1/21/22,
Cost $8,808 (1)(2)(3) 1,867,734 12,186
Endeavor Bio, Series C, Acquisition Date: 4/22/24,
Cost $3,195 (1)(2)(3) 489,761 3,195
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 3,624
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,622 (1)(2)(3) 615,203 4,471
FOG Pharma, Series E, Acquisition Date: 2/29/24 - 1/22/25,
Cost $3,882 (1)(2)(3) 623,217 3,842
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3) 1,987,585 10,152

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)
(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)
(3) 588,382 10,762
Kailera Therapeutics, Series B, Acquisition Date: 10/31/25,
Cost $8,774 (1)(2)(3) 626,703 8,774
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593 (1)(2)(3) 1,873,841 10,593
Kartos Therapeutics, Series D, Acquisition Date: 2/26/25,
Cost $2,904 (1)(2)(3) 513,724 2,904
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)
(2)(3) 1,169,887 1,685
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $8,821 (1)(2)(3) 4,647,794 8,821
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 1,763
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530 (1)(2)(3) 105,905 160
Odyssey Therapeutics, Series D, Acquisition Date: 6/16/25,
Cost $669 (1)(2)(3) 444,487 669
Parabilis Medicines, Series F, Acquisition Date: 1/6/26,
Cost $6,125 (1)(2)(3) 993,688 6,125
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 674,174 3,492
Tessera Therapeutics, Series D, Acquisition Date: 3/7/25,
Cost $1,979 (1)(2)(3) 381,989 1,979
Third Arc Bio, Series A, Acquisition Date: 7/16/24 - 1/12/26,
Cost $10,123 (1)(2)(3) 4,810,936 10,123
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $18,552 (1)(2)(3) 2,370,150 17,271
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $23,629 (1)(2)(3) 2,744,291 19,998
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $2,578 (1)(2)(3) 299,448 2,182
Total Biotechnology 224,055
CONSUMER NONDURABLES  0.1%
Biotechnology  0.0%
Arbor Bio, Series C, Acquisition Date: 10/21/24, Cost $1,324 (1)
(2)(3) 322,096 1,714
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 —
1,714

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)
(2)(3) 853,213 862
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)
(2)(3) 906,656 916
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 5,698
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 5,913
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,414 (1)(2)(3) 44,149 1,810
15,199
Total Consumer Nondurables 16,913
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series B, Acquisition Date: 10/18/24,
Cost $11,030 (1)(2)(3) 2,322,209 11,030
Total Financial 11,030
LIFE SCIENCES  0.8%
Life Sciences  0.8%
Cellanome, Series A, Acquisition Date: 12/30/21,
Cost $11,023 (1)(2)(3) 1,993,387 17,342
Chromacode, Series AA, Acquisition Date: 5/22/25,
Cost $178 (1)(2)(3) 36,845 178
Clear Labs, Series C, Acquisition Date: 5/13/21,
Cost $13,294 (1)(2)(3) 3,830,773 12,120
Clear Labs, Series D, Acquisition Date: 12/12/24,
Cost $1,183 (1)(2)(3) 379,601 1,183
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 2,610
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 5,908
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 1,562
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 1,562
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 2,670
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $12,829 (1)(2)(3) 1,223,104 3,669
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 26,350

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 9,335
Total Life Sciences 84,489
PRODUCTS & DEVICES  0.5%
Capital Equipment  0.0%
DeepSight Technology, Series C, Acquisition Date: 3/18/26,
Cost $4,379 (1)(2)(3) 342,294 4,379
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 3
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,141 (1)(2)(3) 1,123,437 1
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 3
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690 (1)(2)(3) 1,794,104 2
4,388
Implants  0.3%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,574 (1)(2)(3) 8,849,057 7,249
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3) 12,320,393 10,194
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $5,850 (1)
(2)(3) 12,050,573 7,799
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $4,392 (1)
(2)(3) 6,786,958 4,393
29,635
Other Products & Devices  0.2%
Galvanize Therapeutics, Series C, Acquisition Date: 7/7/25 -
3/20/26, Cost $7,031 (1)(2)(3)(4) 13,270,470 5,441
Galvanize Therapeutics, Series C-1, Acquisition Date: 7/7/25,
Cost $2,659 (1)(2)(3)(4) 7,721,685 3,166
Galvanize Therapeutics, Series C-2, Acquisition Date: 7/7/25,
Cost $8,988 (1)(2)(3)(4) 26,100,000 10,701
19,308
Total Products & Devices 53,331
SERVICES  0.2%
Information  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)
(3) 586,029 10,285
10,285

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Other Services  0.1%
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103 (1)(3) 1,558,570 4,550
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(3) 928,231 2,710
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(3) 526,504 1,537
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $1,322 (1)(3) 178,707 522
9,319
Providers  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 939
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 629
1,568
Total Services 21,172
Total Convertible Preferred Stocks (Cost $568,853) 410,990
PREFERRED STOCKS  0.1%
LIFE SCIENCES  0.1%
Life Sciences  0.1%
Sartorius (EUR)  44,309 11,087
Total Life Sciences 11,087
Total Preferred Stocks (Cost $5,956) 11,087
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 3.71% (4)(7) 38,075,286 38,075
Total Short-Term Investments (Cost $38,075) 38,075
Total Investments in Securities  99.4%
(Cost $5,976,026) $ 10,823,075
Other Assets Less Liabilities 0.6% 62,364
Net Assets 100.0% $ 10,885,439
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE Health Sciences Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $485,360 and represents 4.5% of net assets.
(4) Affiliated Companies
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2026, was $4,382 and was valued at $4,326 (0.0%
of net assets).
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Galvanize Therapeutics, Series C  $ — $ (1,591) $ —
Galvanize Therapeutics, Series C-1  — (925) —
Galvanize Therapeutics, Series C-2  — (3,127) —
Tenax Therapeutics ^^ 7,245 8,388 —
T. Rowe Price Government Reserve Fund,
3.71% — — 418
Affiliates not held at period end 14,901 (15,498) —
Totals $ 22,146# $ (12,753) $ 418+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Bluejay Therapeutics, Series
C  $ 31,006 $ — $ 16,506 $ —
Bluejay Therapeutics, Series
C-1  2,133 — 1,135 —
Galvanize Therapeutics,
Series C  4,219 2,813 — 5,441
Galvanize Therapeutics,
Series C-1  4,091 — — 3,166
Galvanize Therapeutics,
Series C-2  13,828 — — 10,701
Tenax Therapeutics ^^ 27,162 9,391 4,270 40,671
T. Rowe Price Government
Reserve Fund, 3.71% 16,957  ¤  ¤ 38,075
Total $ 98,054^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $418 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $68,140.
^^ Includes previously reported affiliates Tenax Therapeutics, Warrants; Tenax Therapeutics,
Warrants, 8/29/29 acquired through a corporate action.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences
Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Health Sciences Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Health Sciences Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Health Sciences Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(8,990,000) for the period ended March 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,038,345 $ 298,665 $ 7,538 $ 10,344,548
Convertible Bonds — 13,946 4,429 18,375
Convertible Preferred Stocks — 9,319 401,671 410,990
Preferred Stocks — 11,087 — 11,087
Short-Term Investments 38,075 — — 38,075
Total $ 10,076,420 $ 333,017 $ 413,638 $ 10,823,075
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 8,795 $ (2,546) $ 1,289 $ — $ 7,538
Convertible Bonds 2,861 827 741 — 4,429
Convertible Preferred Stocks 481,196 3,632 14,615 (97,772) 401,671
Total $ 492,852 $ 1,913 $ 16,645 $ (97,772) $ 413,638

T. ROWE PRICE Health Sciences Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 7,538 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
8% Decrease
Discount for
dilution
15% 15% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x 2.0x Increase
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$ 4,429 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Convertible
Preferred
Stocks
$ 401,671 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
company
valuation
—# —# —#
Discount for
uncertainty
50% 50% Decrease
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
- 55%
33% Increase
Enterprise
value to sales
multiple
0.8x
- 11.6x
5.7x Increase
Sales growth
rate
0%
- 127%
61% Increase
Enterprise
value to gross
profit multiple
6.1x 6.1x Increase
Enterprise
value to
EBITDA
multiple
10.2x
- 10.3x
10.3x Increase
EBITDA growth
rate
2% 2% Increase
Cost of capital 25%
- 45%
29% Decrease
Discount
for lack of
recoverability
—# —# —#
Discount to
public company
multiples
17%
- 62%
43% Decrease

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F114-054Q1 03/26
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease